PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 40,623,503	¥ 29,596,061
Payables for purchase of property and equipment due beyond one year	0	139,162
Asset pledged as security
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 4,479,259	¥ 3,497,447